DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) (USD $)	Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Jan. 13, 2010
Derivative Financial Instruments Details 1
Fair market value of common stock	$ 0.63		$ 0.75		$ 0.95		$ 0.60
Exercise price	$ 0.60		$ 0.60		$ 0.60		$ 0.60
Term	2 years 3 months	[1]	2 years 6 months	[1]	2 years 9 months	[1]	3 years	[1]
Volatility range	66.36%	[2]	63.68%	[2]	63.90%	[2]	68.50%	[2]
Risk-free rate	0.41%	[3]	0.50%	[3]	0.50%	[3]	0.50%	[3]

[1]	The term is the remaining years until expiration of warrants.
[2]	The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected a peer company that provided a reasonable basis upon which to calculate volatility.
[3]	The risk-free rate used represents the yield on zero coupon US Government Securities with a period to maturity consistent with the interval described in (2), above.